DEPOSITS	12 Months Ended
Dec. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
DEPOSITS

NOTE 8 – DEPOSITS

Deposits consist of the following at December 31, 2025 and December 31, 2024, in thousands:

	December 31, 2025	December 31, 2024
Deposits on aircraft	$—	$36,000
Other deposits	70	300
Total deposits	70	36,300
Less current portion	(70)	(36,000)
Total deposits, non-current	$—	$300

Below is a breakdown of the deposits on aircraft as of December 31, 2025 and December 31, 2024, in thousands:

	December 31, 2025	December 31, 2024
Gulfstream aircraft deposits	$—	$36,000
Total deposits on aircraft	—	36,000
Less current portion	—	(36,000)
Total deposits on aircraft non-current	$—	$—

Gulfstream Aerospace, LP

In 2022, the Company executed a series of purchase agreements with Gulfstream Aerospace, LP for the acquisition of four (4) Gulfstream G280 aircraft for total consideration of $79 million with expected delivery throughout fiscal year 2025. The first Gulfstream G280 was delivered in the third quarter of 2024. The second Gulfstream G280 was delivered in January 2025. The third Gulfstream G280 was delivered in April 2025. The remaining Gulfstream G280 was delivered in the fourth quarter of 2025.

The Company fully funded an aggregate amount of $48.0 million in deposits towards the acquisition price of the four Gulfstream G280 aircraft in accordance with the scheduled payment terms of the agreements as of December 31, 2025, and December 31, 2024, respectively. Upon delivery of the first Gulfstream G280 in the third quarter of 2024, $12.0 million of the deposits were applied toward the purchase price of the airplane. Upon delivery of the second Gulfstream G280, in January 2025, $12.0 million of the deposits were applied toward the purchase price of the airplane. Additionally, in March 2025, Gulfstream notified the Company that the fourth Gulfstream G280 would be delayed from the original timeline with delivery now expected in the fourth quarter of 2025. In connection with the delivery delay, Gulfstream agreed to return the deposit on the fourth Gulfstream G280 reducing the deposits by $9.0 million. In April 2025, the third Gulfstream G280 was delivered and $12.0 million of the deposits were applied toward the purchase price of the airplane. In November 2025, the fourth G280 was delivered and the remaining deposit was applied toward the purchase price of the airplane.

During the twelve months ended December 31, 2024, the Company funded $9.0 million pursuant to the terms of the executed purchase agreements, of which $9.0 million was funded through the SAC Leasing G280 line of credit further described in Note 11.